Tax equity (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 20, 2023	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Percentage of tax equity	9.00%
Loan value of acquisition date	$ 461
Percentage of ownership	99.00%
Tax equity asset acquired on acquisition date	$ 475
Other income related to tax equity		$ 8	$ 33
Interest accretion		$ 31	$ 32
Solar Alliance Dev Co [Member]
IfrsStatementLineItems [Line Items]
Membership interest acquired	67.00%